Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Virtus Equity Trust
Entity Central Index Key	0000034273
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000209770 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Global Growth Fund
Class Name	Class A
Trading Symbol	SGAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class A / SGAAX	$142	1.27%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World Index (net) over the period. Within the Index, companies with higher growth prospects performed well, while business quality metrics, which are key elements of our investment approach, received a mixed response. Companies with higher gross profit margins, indicating pricing power, performed well, while companies with lower debt-to-equity ratios, indicating financial strength, and greater sales stability, as demonstrated by recurring revenues, underperformed. Stock selection in the financials, information technology, consumer staples, and communication services sectors detracted most from relative returns. Selection in consumer discretionary and health care contributed. Sector allocations contributed to relative returns, driven primarily by a lack of exposure to energy and an overweight exposure to information technology, while the Fund’s overweight to health care detracted. The five largest contributors to Fund performance were NVIDIA, Amazon, Microsoft, MercadoLibre, and S&P Global. The largest detractors from Fund performance were Mengniu Dairy, Atlassian, LVMH, and Synopsys, while Universal Music Group contributed the least. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	The company’s growth continued to benefit from the buildout of infrastructure to support artificial intelligence (AI).
Amazon	Positive	The company experienced a significant rebound in profit margins for its Amazon Web Services business, as well as attractive growth opportunities related to AI demand in cloud computing and advertising.

Mengniu Dairy	Negative	Structural and cyclical issues lowered the growth outlook for the company.
Atlassian	Negative	The company struggled with management turnover and C-suite departures that included the CEO and the Chief Revenue Officer.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus SGA Global Growth Fund (Class A/SGAAX) at NAV(1)	23.87%	9.58%	11.09%
Virtus SGA Global Growth Fund (Class A/SGAAX) at POP(2),(3)	17.06%	8.35%	10.46%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
MSCI All Country World Growth Index (net)	36.45%	14.70%	11.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Mar. 08, 2024
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 339,064,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,645,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$339,064
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$1,645
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	34%
Financials	20%
Health Care	19%
Consumer Discretionary	14%
Communication Services	8%
Industrials	3%
Consumer Staples	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective March 8, 2024, a new expense limitation of 1.25% went into effect for Class A shares.
Material Fund Change Expenses [Text Block]	Effective March 8, 2024, a new expense limitation of 1.25% went into effect for Class A shares.
C000209771 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Global Growth Fund
Class Name	Class C
Trading Symbol	SGACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class C / SGACX	$225	2.02%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World Index (net) over the period. Within the Index, companies with higher growth prospects performed well, while business quality metrics, which are key elements of our investment approach, received a mixed response. Companies with higher gross profit margins, indicating pricing power, performed well, while companies with lower debt-to-equity ratios, indicating financial strength, and greater sales stability, as demonstrated by recurring revenues, underperformed. Stock selection in the financials, information technology, consumer staples, and communication services sectors detracted most from relative returns. Selection in consumer discretionary and health care contributed. Sector allocations contributed to relative returns, driven primarily by a lack of exposure to energy and an overweight exposure to information technology, while the Fund’s overweight to health care detracted. The five largest contributors to Fund performance were NVIDIA, Amazon, Microsoft, MercadoLibre, and S&P Global. The largest detractors from Fund performance were Mengniu Dairy, Atlassian, LVMH, and Synopsys, while Universal Music Group contributed the least. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	The company’s growth continued to benefit from the buildout of infrastructure to support artificial intelligence (AI).
Amazon	Positive	The company experienced a significant rebound in profit margins for its Amazon Web Services business, as well as attractive growth opportunities related to AI demand in cloud computing and advertising.

Mengniu Dairy	Negative	Structural and cyclical issues lowered the growth outlook for the company.
Atlassian	Negative	The company struggled with management turnover and C-suite departures that included the CEO and the Chief Revenue Officer.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus SGA Global Growth Fund (Class C/SGACX) at NAV(1) and with CDSC(2)	22.93%	8.76%	10.26%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
MSCI All Country World Growth Index (net)	36.45%	14.70%	11.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Mar. 08, 2024
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 339,064,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,645,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$339,064
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$1,645
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	34%
Financials	20%
Health Care	19%
Consumer Discretionary	14%
Communication Services	8%
Industrials	3%
Consumer Staples	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective March 8, 2024, a new expense limitation of 2.00% went into effect for Class C shares.
Material Fund Change Expenses [Text Block]	Effective March 8, 2024, a new expense limitation of 2.00% went into effect for Class C shares.
C000209768 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Global Growth Fund
Class Name	Class I
Trading Symbol	SGAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class I / SGAPX	$114	1.02%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World Index (net) over the period. Within the Index, companies with higher growth prospects performed well, while business quality metrics, which are key elements of our investment approach, received a mixed response. Companies with higher gross profit margins, indicating pricing power, performed well, while companies with lower debt-to-equity ratios, indicating financial strength, and greater sales stability, as demonstrated by recurring revenues, underperformed. Stock selection in the financials, information technology, consumer staples, and communication services sectors detracted most from relative returns. Selection in consumer discretionary and health care contributed. Sector allocations contributed to relative returns, driven primarily by a lack of exposure to energy and an overweight exposure to information technology, while the Fund’s overweight to health care detracted. The five largest contributors to Fund performance were NVIDIA, Amazon, Microsoft, MercadoLibre, and S&P Global. The largest detractors from Fund performance were Mengniu Dairy, Atlassian, LVMH, and Synopsys, while Universal Music Group contributed the least. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	The company’s growth continued to benefit from the buildout of infrastructure to support artificial intelligence (AI).
Amazon	Positive	The company experienced a significant rebound in profit margins for its Amazon Web Services business, as well as attractive growth opportunities related to AI demand in cloud computing and advertising.

Mengniu Dairy	Negative	Structural and cyclical issues lowered the growth outlook for the company.
Atlassian	Negative	The company struggled with management turnover and C-suite departures that included the CEO and the Chief Revenue Officer.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus SGA Global Growth Fund (Class I/SGAPX) at NAV(1)	24.19%	9.86%	11.24%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
MSCI All Country World Growth Index (net)	36.45%	14.70%	11.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Mar. 08, 2024
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 339,064,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,645,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$339,064
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$1,645
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	34%
Financials	20%
Health Care	19%
Consumer Discretionary	14%
Communication Services	8%
Industrials	3%
Consumer Staples	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective March 8, 2024, a new expense limitation of 1.00% went into effect for Class I shares.
Material Fund Change Expenses [Text Block]	Effective March 8, 2024, a new expense limitation of 1.00% went into effect for Class I shares.
C000209769 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Global Growth Fund
Class Name	Class R6
Trading Symbol	SGARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class R6 / SGARX	$101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World Index (net) over the period. Within the Index, companies with higher growth prospects performed well, while business quality metrics, which are key elements of our investment approach, received a mixed response. Companies with higher gross profit margins, indicating pricing power, performed well, while companies with lower debt-to-equity ratios, indicating financial strength, and greater sales stability, as demonstrated by recurring revenues, underperformed. Stock selection in the financials, information technology, consumer staples, and communication services sectors detracted most from relative returns. Selection in consumer discretionary and health care contributed. Sector allocations contributed to relative returns, driven primarily by a lack of exposure to energy and an overweight exposure to information technology, while the Fund’s overweight to health care detracted. The five largest contributors to Fund performance were NVIDIA, Amazon, Microsoft, MercadoLibre, and S&P Global. The largest detractors from Fund performance were Mengniu Dairy, Atlassian, LVMH, and Synopsys, while Universal Music Group contributed the least. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	The company’s growth continued to benefit from the buildout of infrastructure to support artificial intelligence (AI).
Amazon	Positive	The company experienced a significant rebound in profit margins for its Amazon Web Services business, as well as attractive growth opportunities related to AI demand in cloud computing and advertising.

Mengniu Dairy	Negative	Structural and cyclical issues lowered the growth outlook for the company.
Atlassian	Negative	The company struggled with management turnover and C-suite departures that included the CEO and the Chief Revenue Officer.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus SGA Global Growth Fund (Class R6/SGARX) at NAV(1)	24.36%	10.07%	11.56%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
MSCI All Country World Growth Index (net)	36.45%	14.70%	11.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 339,064,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,645,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$339,064
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$1,645
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	34%
Financials	20%
Health Care	19%
Consumer Discretionary	14%
Communication Services	8%
Industrials	3%
Consumer Staples	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000060269 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Core Fund
Class Name	Class A
Trading Symbol	PKSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class A / PKSAX	$147	1.27%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an underweight in consumer discretionary, as well as stock selection in financials, detracted from performance. The biggest contributors to performance for the 12-month period were EMCOR Group, CorVel, FTI Consulting, Simpson Manufacturing, and Primerica. The biggest detractors from performance during the period were PriceSmart, Atrion, LCI Industries, Kforce, and Aspen Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
EMCOR Group	Positive	EMCOR outperformed due to robust growth and profit margin expansion across its electrical and mechanical businesses, which continued to see strong demand across multiple market sectors.
CorVel	Positive	CorVel’s shares performed strongly supported by the company’s reports of solid operating results.
PriceSmart	Negative	While the company has experienced decent inflation-adjusted sales growth, this did not translate to operating profit margin growth.
Atrion	Negative	Atrion reported weak results in its core health care business and continued weak profit margins.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Core Fund (Class A/PKSAX) at NAV(1)	30.83%	15.29%	16.45%
Virtus KAR Small-Cap Core Fund (Class A/PKSAX) at POP(2),(3)	23.64%	14.00%	15.79%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell 2000® Index	26.76%	9.39%	8.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,324,935,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 15,151,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,324,935
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$15,151
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Asset Allocation(1)
Industrials	46%
Financials	23%
Information Technology	7%
Consumer Discretionary	6%
Health Care	5%
Materials	4%
Communication Services	4%
Other	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000060271 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Core Fund
Class Name	Class C
Trading Symbol	PKSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class C / PKSCX	$229	1.99%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an underweight in consumer discretionary, as well as stock selection in financials, detracted from performance. The biggest contributors to performance for the 12-month period were EMCOR Group, CorVel, FTI Consulting, Simpson Manufacturing, and Primerica. The biggest detractors from performance during the period were PriceSmart, Atrion, LCI Industries, Kforce, and Aspen Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
EMCOR Group	Positive	EMCOR outperformed due to robust growth and profit margin expansion across its electrical and mechanical businesses, which continued to see strong demand across multiple market sectors.
CorVel	Positive	CorVel’s shares performed strongly supported by the company’s reports of solid operating results.
PriceSmart	Negative	While the company has experienced decent inflation-adjusted sales growth, this did not translate to operating profit margin growth.
Atrion	Negative	Atrion reported weak results in its core health care business and continued weak profit margins.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Core Fund (Class C/PKSCX) at NAV(1) and with CDSC(2)	29.88%	14.46%	15.59%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell 2000® Index	26.76%	9.39%	8.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,324,935,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 15,151,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,324,935
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$15,151
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Asset Allocation(1)
Industrials	46%
Financials	23%
Information Technology	7%
Consumer Discretionary	6%
Health Care	5%
Materials	4%
Communication Services	4%
Other	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000060272 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Core Fund
Class Name	Class I
Trading Symbol	PKSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class I / PKSFX	$117	1.01%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an underweight in consumer discretionary, as well as stock selection in financials, detracted from performance. The biggest contributors to performance for the 12-month period were EMCOR Group, CorVel, FTI Consulting, Simpson Manufacturing, and Primerica. The biggest detractors from performance during the period were PriceSmart, Atrion, LCI Industries, Kforce, and Aspen Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
EMCOR Group	Positive	EMCOR outperformed due to robust growth and profit margin expansion across its electrical and mechanical businesses, which continued to see strong demand across multiple market sectors.
CorVel	Positive	CorVel’s shares performed strongly supported by the company’s reports of solid operating results.
PriceSmart	Negative	While the company has experienced decent inflation-adjusted sales growth, this did not translate to operating profit margin growth.
Atrion	Negative	Atrion reported weak results in its core health care business and continued weak profit margins.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Core Fund (Class I/PKSFX) at NAV(1)	31.21%	15.61%	16.75%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell 2000® Index	26.76%	9.39%	8.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,324,935,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 15,151,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,324,935
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$15,151
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Asset Allocation(1)
Industrials	46%
Financials	23%
Information Technology	7%
Consumer Discretionary	6%
Health Care	5%
Materials	4%
Communication Services	4%
Other	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000148845 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Core Fund
Class Name	Class R6
Trading Symbol	VSCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class R6 / VSCRX	$106	0.92%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an underweight in consumer discretionary, as well as stock selection in financials, detracted from performance. The biggest contributors to performance for the 12-month period were EMCOR Group, CorVel, FTI Consulting, Simpson Manufacturing, and Primerica. The biggest detractors from performance during the period were PriceSmart, Atrion, LCI Industries, Kforce, and Aspen Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
EMCOR Group	Positive	EMCOR outperformed due to robust growth and profit margin expansion across its electrical and mechanical businesses, which continued to see strong demand across multiple market sectors.
CorVel	Positive	CorVel’s shares performed strongly supported by the company’s reports of solid operating results.
PriceSmart	Negative	While the company has experienced decent inflation-adjusted sales growth, this did not translate to operating profit margin growth.
Atrion	Negative	Atrion reported weak results in its core health care business and continued weak profit margins.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 12, 2014). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR Small-Cap Core Fund (Class R6/VSCRX) at NAV(1)	31.31%	15.69%	16.22%
FT Wilshire 5000 Index	35.17%	15.50%	12.74%
Russell 2000® Index	26.76%	9.39%	8.06%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Nov. 12, 2014
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,324,935,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 15,151,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,324,935
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$15,151
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Asset Allocation(1)
Industrials	46%
Financials	23%
Information Technology	7%
Consumer Discretionary	6%
Health Care	5%
Materials	4%
Communication Services	4%
Other	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000060291 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Tactical Allocation Fund
Class Name	Class A
Trading Symbol	NAINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class A / NAINX	$113	0.99%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
In the Fund’s U.S. equity portfolio, stock selection and an underweight in information technology, as well as stock selection in consumer staples, detracted from performance relative to the Russell 1000® Growth Index for the fiscal year. Stock selection in industrials and communication services contributed to performance. In the Fund’s international equity portfolio, stock selection and an overweight in information technology, as well as stock selection in consumer discretionary, detracted from performance relative to the MSCI ACWI ex USA SMID Index (net). Stock selection and overweight positions in financials and communication services contributed to performance. In the Fund’s fixed income portfolio, sector allocation and issue selection contributed positively to Fund returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The portfolio’s underweight to agency mortgage-backed securities versus the benchmark detracted from performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA Paycom Software	Positive Negative	Demand continued to grow for NVIDIA’s graphics processing units. The company’s large number of units in use by customers, innovation at the data center level, and robust software offerings remained powerful competitive advantages.

Paycom significantly reduced its topline, or total revenue, guidance for fiscal year 2024 due to a revenue headwind from its automated payroll software. In addition, the weak macroeconomic environment weighed on revenues.
Baltic Classifieds CAE	Positive Negative	Baltic Classifieds, a Lithuanian company that specializes in classified portals, reported robust business results, which benefited the performance of its stock price.

The Canadian manufacturer of simulation and modelling technologies and training for airlines and aircraft manufacturers was affected by expectations for temporarily slowing aircraft deliveries, which were then extrapolated to lower demand for pilot training.
U.S. Treasuries Agency mortgage-backed securities	Positive Negative	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

The Fund’s underweight to agency mortgage-backed securities detracted from performance during the 12-month period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market indexes and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)
“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Tactical Allocation Fund (Class A/NAINX) at NAV(1)	28.01%	9.13%	7.03%
Virtus Tactical Allocation Fund (Class A/NAINX) at POP(2),(3)	20.97%	7.90%	6.42%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
MSCI All Country World ex USA Small Mid Cap Index (net)	23.01%	7.26%	5.57%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
Tactical Allocation Fund Linked Benchmark	26.57%	10.22%	9.18%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 667,591,000
Holdings Count | Holding	605
Advisory Fees Paid, Amount	$ 2,997,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$667,591
Total number of portfolio holdings	605
Total advisory fee paid (‘000s)	$2,997
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		64%
Information Technology	16%
Consumer Discretionary	11%
Communication Services	10%
All Other Common Stocks	27%
Corporate Bonds and Notes		12%
Financials	5%
Energy	2%
Utilities	1%
All Other Corporate Bonds and Notes	4%
Mortgage-Backed Securities		11%
U.S. Government Securities		6%
Asset-Backed Securities		4%
Leveraged Loans		2%
Foreign Government Securities		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

C000060293 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Tactical Allocation Fund
Class Name	Class C
Trading Symbol	POICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class C / POICX	$199	1.75%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
In the Fund’s U.S. equity portfolio, stock selection and an underweight in information technology, as well as stock selection in consumer staples, detracted from performance relative to the Russell 1000® Growth Index for the fiscal year. Stock selection in industrials and communication services contributed to performance. In the Fund’s international equity portfolio, stock selection and an overweight in information technology, as well as stock selection in consumer discretionary, detracted from performance relative to the MSCI ACWI ex USA SMID Index (net). Stock selection and overweight positions in financials and communication services contributed to performance. In the Fund’s fixed income portfolio, sector allocation and issue selection contributed positively to Fund returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The portfolio’s underweight to agency mortgage-backed securities versus the benchmark detracted from performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA Paycom Software	Positive Negative	Demand continued to grow for NVIDIA’s graphics processing units. The company’s large number of units in use by customers, innovation at the data center level, and robust software offerings remained powerful competitive advantages.

Paycom significantly reduced its topline, or total revenue, guidance for fiscal year 2024 due to a revenue headwind from its automated payroll software. In addition, the weak macroeconomic environment weighed on revenues.
Baltic Classifieds CAE	Positive Negative	Baltic Classifieds, a Lithuanian company that specializes in classified portals, reported robust business results, which benefited the performance of its stock price.

The Canadian manufacturer of simulation and modelling technologies and training for airlines and aircraft manufacturers was affected by expectations for temporarily slowing aircraft deliveries, which were then extrapolated to lower demand for pilot training.
U.S. Treasuries Agency mortgage-backed securities	Positive Negative	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

The Fund’s underweight to agency mortgage-backed securities detracted from performance during the 12-month period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market indexes and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Tactical Allocation Fund (Class C/POICX) at NAV(1) and with CDSC(2)	27.08%	8.32%	6.21%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
MSCI All Country World ex USA Small Mid Cap Index (net)	23.01%	7.26%	5.57%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
Tactical Allocation Fund Linked Benchmark	26.57%	10.22%	9.18%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 667,591,000
Holdings Count | Holding	605
Advisory Fees Paid, Amount	$ 2,997,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$667,591
Total number of portfolio holdings	605
Total advisory fee paid (‘000s)	$2,997
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		64%
Information Technology	16%
Consumer Discretionary	11%
Communication Services	10%
All Other Common Stocks	27%
Corporate Bonds and Notes		12%
Financials	5%
Energy	2%
Utilities	1%
All Other Corporate Bonds and Notes	4%
Mortgage-Backed Securities		11%
U.S. Government Securities		6%
Asset-Backed Securities		4%
Leveraged Loans		2%
Foreign Government Securities		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

C000211088 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Tactical Allocation Fund
Class Name	Class I
Trading Symbol	VTAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class I / VTAIX	$87	0.76%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
In the Fund’s U.S. equity portfolio, stock selection and an underweight in information technology, as well as stock selection in consumer staples, detracted from performance relative to the Russell 1000® Growth Index for the fiscal year. Stock selection in industrials and communication services contributed to performance. In the Fund’s international equity portfolio, stock selection and an overweight in information technology, as well as stock selection in consumer discretionary, detracted from performance relative to the MSCI ACWI ex USA SMID Index (net). Stock selection and overweight positions in financials and communication services contributed to performance. In the Fund’s fixed income portfolio, sector allocation and issue selection contributed positively to Fund returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The portfolio’s underweight to agency mortgage-backed securities versus the benchmark detracted from performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA Paycom Software	Positive Negative	Demand continued to grow for NVIDIA’s graphics processing units. The company’s large number of units in use by customers, innovation at the data center level, and robust software offerings remained powerful competitive advantages.

Paycom significantly reduced its topline, or total revenue, guidance for fiscal year 2024 due to a revenue headwind from its automated payroll software. In addition, the weak macroeconomic environment weighed on revenues.
Baltic Classifieds CAE	Positive Negative	Baltic Classifieds, a Lithuanian company that specializes in classified portals, reported robust business results, which benefited the performance of its stock price.

The Canadian manufacturer of simulation and modelling technologies and training for airlines and aircraft manufacturers was affected by expectations for temporarily slowing aircraft deliveries, which were then extrapolated to lower demand for pilot training.
U.S. Treasuries Agency mortgage-backed securities	Positive Negative	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

The Fund’s underweight to agency mortgage-backed securities detracted from performance during the 12-month period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (January 29, 2019). It assumes a $100,000 initial investment from inception, in appropriate broad-based securities market indexes and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus Tactical Allocation Fund (Class I/VTAIX) at NAV(1)	28.39%	9.35%	10.18%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.65%
MSCI All Country World Index (net)	31.76%	12.19%	12.51%
MSCI All Country World ex USA Small Mid Cap Index (net)	23.01%	7.26%	7.09%
Russell 1000® Growth Index	42.19%	19.74%	20.49%
Tactical Allocation Fund Linked Benchmark	26.57%	10.22%	11.14%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Jan. 29, 2019
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 667,591,000
Holdings Count | Holding	605
Advisory Fees Paid, Amount	$ 2,997,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$667,591
Total number of portfolio holdings	605
Total advisory fee paid (‘000s)	$2,997
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		64%
Information Technology	16%
Consumer Discretionary	11%
Communication Services	10%
All Other Common Stocks	27%
Corporate Bonds and Notes		12%
Financials	5%
Energy	2%
Utilities	1%
All Other Corporate Bonds and Notes	4%
Mortgage-Backed Securities		11%
U.S. Government Securities		6%
Asset-Backed Securities		4%
Leveraged Loans		2%
Foreign Government Securities		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

C000224195 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Tactical Allocation Fund
Class Name	Class R6
Trading Symbol	VTARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class R6 / VTARX	$69	0.60%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
In the Fund’s U.S. equity portfolio, stock selection and an underweight in information technology, as well as stock selection in consumer staples, detracted from performance relative to the Russell 1000® Growth Index for the fiscal year. Stock selection in industrials and communication services contributed to performance. In the Fund’s international equity portfolio, stock selection and an overweight in information technology, as well as stock selection in consumer discretionary, detracted from performance relative to the MSCI ACWI ex USA SMID Index (net). Stock selection and overweight positions in financials and communication services contributed to performance. In the Fund’s fixed income portfolio, sector allocation and issue selection contributed positively to Fund returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The portfolio’s underweight to agency mortgage-backed securities versus the benchmark detracted from performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA Paycom Software	Positive Negative	Demand continued to grow for NVIDIA’s graphics processing units. The company’s large number of units in use by customers, innovation at the data center level, and robust software offerings remained powerful competitive advantages.

Paycom significantly reduced its topline, or total revenue, guidance for fiscal year 2024 due to a revenue headwind from its automated payroll software. In addition, the weak macroeconomic environment weighed on revenues.
Baltic Classifieds CAE	Positive Negative	Baltic Classifieds, a Lithuanian company that specializes in classified portals, reported robust business results, which benefited the performance of its stock price.

The Canadian manufacturer of simulation and modelling technologies and training for airlines and aircraft manufacturers was affected by expectations for temporarily slowing aircraft deliveries, which were then extrapolated to lower demand for pilot training.
U.S. Treasuries Agency mortgage-backed securities	Positive Negative	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

The Fund’s underweight to agency mortgage-backed securities detracted from performance during the 12-month period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (October 20, 2020). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market indexes and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus Tactical Allocation Fund (Class R6/VTARX) at NAV(1)	28.52%	4.10%
Bloomberg U.S. Aggregate Bond Index	11.57%	(1.22)%
MSCI All Country World Index (net)	31.76%	12.05%
MSCI All Country World ex USA Small Mid Cap Index (net)	23.01%	7.23%
Russell 1000® Growth Index	42.19%	15.18%
Tactical Allocation Fund Linked Benchmark	26.57%	7.54%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Oct. 20, 2020
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 667,591,000
Holdings Count | Holding	605
Advisory Fees Paid, Amount	$ 2,997,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$667,591
Total number of portfolio holdings	605
Total advisory fee paid (‘000s)	$2,997
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		64%
Information Technology	16%
Consumer Discretionary	11%
Communication Services	10%
All Other Common Stocks	27%
Corporate Bonds and Notes		12%
Financials	5%
Energy	2%
Utilities	1%
All Other Corporate Bonds and Notes	4%
Mortgage-Backed Securities		11%
U.S. Government Securities		6%
Asset-Backed Securities		4%
Leveraged Loans		2%
Foreign Government Securities		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

C000003700 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Global Quality Dividend Fund
Class Name	Class A
Trading Symbol	PPTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Global Quality Dividend Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Quality Dividend Fund Class A / PPTAX	$150	1.35%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in industrials, as well as stock selection and an overweight in communication services, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an underweight in energy, as well as stock selection and an overweight in materials, contributed to performance. The biggest contributors to performance for the 12-month period were IBM, Southern Company, Verizon Communications, AbbVie, and Tokio Marine. The biggest detractors from performance during the period were Spark New Zealand, MSC Industrial Direct, Adecco Group, Pfizer, and BCE. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
IBM	Positive	After several years of investment, IBM has seen its hybrid cloud offering resonate with clients. This has benefited both the company’s software and consulting businesses.
Southern Company	Positive	Southern Company recently placed its second and final nuclear plant into service. In addition, the stock benefited from market sentiment that artificial intelligence (AI)-related demand and a desire from AI customers for green energy may provide good momentum for the business going forward.

Spark New Zealand	Negative	During the reporting period, the New Zealand economy and the company’s revenue slowed faster than expected. Given the uncertainty that developed about the sustainability of the company’s dividend, the Fund sold its shares.

MSC Industrial Direct	Negative	A sluggish macroeconomy negatively impacted customer sentiment. In addition, the company had some execution issues regarding a web pricing initiative designed to help stimulate business among its core customers.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Global Quality Dividend Fund (Class A/PPTAX) at NAV(1)	22.88%	4.65%	5.79%
Virtus KAR Global Quality Dividend Fund (Class A/PPTAX) at POP(2),(3)	16.12%	3.48%	5.19%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
MSCI World High Dividend Yield Index (net)	22.60%	8.12%	6.80%
Global Quality Dividend Linked Benchmark	22.60%	8.12%	8.24%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 32,140,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 150,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$32,140
Total number of portfolio holdings	38
Total advisory fee paid (‘000s)	$150
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Financials	22%
Industrials	15%
Utilities	12%
Information Technology	10%
Communication Services	10%
Consumer Staples	9%
Materials	7%
Other (includes securities lending collateral)	15%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000003701 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Global Quality Dividend Fund
Class Name	Class C
Trading Symbol	PPTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Global Quality Dividend Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Quality Dividend Fund Class C / PPTCX	$233	2.10%

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in industrials, as well as stock selection and an overweight in communication services, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an underweight in energy, as well as stock selection and an overweight in materials, contributed to performance. The biggest contributors to performance for the 12-month period were IBM, Southern Company, Verizon Communications, AbbVie, and Tokio Marine. The biggest detractors from performance during the period were Spark New Zealand, MSC Industrial Direct, Adecco Group, Pfizer, and BCE. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
IBM	Positive	After several years of investment, IBM has seen its hybrid cloud offering resonate with clients. This has benefited both the company’s software and consulting businesses.
Southern Company	Positive	Southern Company recently placed its second and final nuclear plant into service. In addition, the stock benefited from market sentiment that artificial intelligence (AI)-related demand and a desire from AI customers for green energy may provide good momentum for the business going forward.

Spark New Zealand	Negative	During the reporting period, the New Zealand economy and the company’s revenue slowed faster than expected. Given the uncertainty that developed about the sustainability of the company’s dividend, the Fund sold its shares.

MSC Industrial Direct	Negative	A sluggish macroeconomy negatively impacted customer sentiment. In addition, the company had some execution issues regarding a web pricing initiative designed to help stimulate business among its core customers.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Global Quality Dividend Fund (Class C/PPTCX) at NAV(1) and with CDSC(2)	21.93%	3.87%	5.00%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
MSCI World High Dividend Yield Index (net)	22.60%	8.12%	6.80%
Global Quality Dividend Linked Benchmark	22.60%	8.12%	8.24%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 32,140,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 150,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$32,140
Total number of portfolio holdings	38
Total advisory fee paid (‘000s)	$150
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Financials	22%
Industrials	15%
Utilities	12%
Information Technology	10%
Communication Services	10%
Consumer Staples	9%
Materials	7%
Other (includes securities lending collateral)	15%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000067139 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Global Quality Dividend Fund
Class Name	Class I
Trading Symbol	PIPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Global Quality Dividend Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Quality Dividend Fund Class I / PIPTX	$123	1.10%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in industrials, as well as stock selection and an overweight in communication services, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an underweight in energy, as well as stock selection and an overweight in materials, contributed to performance. The biggest contributors to performance for the 12-month period were IBM, Southern Company, Verizon Communications, AbbVie, and Tokio Marine. The biggest detractors from performance during the period were Spark New Zealand, MSC Industrial Direct, Adecco Group, Pfizer, and BCE. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
IBM	Positive	After several years of investment, IBM has seen its hybrid cloud offering resonate with clients. This has benefited both the company’s software and consulting businesses.
Southern Company	Positive	Southern Company recently placed its second and final nuclear plant into service. In addition, the stock benefited from market sentiment that artificial intelligence (AI)-related demand and a desire from AI customers for green energy may provide good momentum for the business going forward.

Spark New Zealand	Negative	During the reporting period, the New Zealand economy and the company’s revenue slowed faster than expected. Given the uncertainty that developed about the sustainability of the company’s dividend, the Fund sold its shares.

MSC Industrial Direct	Negative	A sluggish macroeconomy negatively impacted customer sentiment. In addition, the company had some execution issues regarding a web pricing initiative designed to help stimulate business among its core customers.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Global Quality Dividend Fund (Class I/PIPTX) at NAV(1)	23.20%	4.91%	6.05%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
MSCI World High Dividend Yield Index (net)	22.60%	8.12%	6.80%
Global Quality Dividend Linked Benchmark	22.60%	8.12%	8.24%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 32,140,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 150,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$32,140
Total number of portfolio holdings	38
Total advisory fee paid (‘000s)	$150
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Financials	22%
Industrials	15%
Utilities	12%
Information Technology	10%
Communication Services	10%
Consumer Staples	9%
Materials	7%
Other (includes securities lending collateral)	15%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000215020 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Global Quality Dividend Fund
Class Name	Class R6
Trading Symbol	VGQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Global Quality Dividend Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Quality Dividend Fund Class R6 / VGQRX	$87	0.78%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in industrials, as well as stock selection and an overweight in communication services, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an underweight in energy, as well as stock selection and an overweight in materials, contributed to performance. The biggest contributors to performance for the 12-month period were IBM, Southern Company, Verizon Communications, AbbVie, and Tokio Marine. The biggest detractors from performance during the period were Spark New Zealand, MSC Industrial Direct, Adecco Group, Pfizer, and BCE. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
IBM	Positive	After several years of investment, IBM has seen its hybrid cloud offering resonate with clients. This has benefited both the company’s software and consulting businesses.
Southern Company	Positive	Southern Company recently placed its second and final nuclear plant into service. In addition, the stock benefited from market sentiment that artificial intelligence (AI)-related demand and a desire from AI customers for green energy may provide good momentum for the business going forward.

Spark New Zealand	Negative	During the reporting period, the New Zealand economy and the company’s revenue slowed faster than expected. Given the uncertainty that developed about the sustainability of the company’s dividend, the Fund sold its shares.

MSC Industrial Direct	Negative	A sluggish macroeconomy negatively impacted customer sentiment. In addition, the company had some execution issues regarding a web pricing initiative designed to help stimulate business among its core customers.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (August 1, 2019). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR Global Quality Dividend Fund (Class R6/VGQRX) at NAV(1)	23.59%	5.25%	5.88%
MSCI All Country World Index (net)	31.76%	12.19%	11.85%
MSCI World High Dividend Yield Index (net)	22.60%	8.12%	8.32%
Global Quality Dividend Linked Benchmark	22.60%	8.12%	8.32%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Aug. 01, 2019
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 32,140,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 150,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$32,140
Total number of portfolio holdings	38
Total advisory fee paid (‘000s)	$150
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Financials	22%
Industrials	15%
Utilities	12%
Information Technology	10%
Communication Services	10%
Consumer Staples	9%
Materials	7%
Other (includes securities lending collateral)	15%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000060273 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Capital Growth Fund
Class Name	Class A
Trading Symbol	PSTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class A / PSTAX	$144	1.21%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an underweight in information technology, as well as stock selection in consumer staples, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials and communication services contributed to performance. The biggest contributors to performance for the 12-month period were NVIDIA, Fair Isaac, Meta Platforms, Amazon.com, and Amphenol. The biggest detractors from performance during the period were Paycom Software, BILL, Estee Lauder, MongoDB, and Monster Beverage. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Demand continued to grow for NVIDIA’s graphics processing units. The company’s large number of units in use by customers, innovation at the data center level, and robust software offerings remained powerful competitive advantages.

Fair Isaac	Positive	Fair Issac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

Paycom Software	Negative	Paycom significantly reduced its topline, or total revenue, guidance for fiscal year 2024 due to a revenue headwind from its automated payroll software. In addition, the weak macroeconomic environment weighed on revenues.

BILL	Negative	BILL, which provides automated, cloud-based software for financial operations, faced headwinds in commissions, a slowdown in small- and medium-sized business customer spending, and pressure from a competitor.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Capital Growth Fund (Class A/PSTAX) at NAV(1)	38.53%	14.55%	13.28%
Virtus KAR Capital Growth Fund (Class A/PSTAX) at POP(2),(3)	30.91%	13.26%	12.64%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 645,532,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 4,194,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$645,532
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$4,194
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	29%
Consumer Discretionary	20%
Communication Services	12%
Health Care	12%
Financials	11%
Industrials	11%
Real Estate	3%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000060275 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Capital Growth Fund
Class Name	Class C
Trading Symbol	SSTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class C / SSTFX	$240	2.02%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an underweight in information technology, as well as stock selection in consumer staples, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials and communication services contributed to performance. The biggest contributors to performance for the 12-month period were NVIDIA, Fair Isaac, Meta Platforms, Amazon.com, and Amphenol. The biggest detractors from performance during the period were Paycom Software, BILL, Estee Lauder, MongoDB, and Monster Beverage. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Demand continued to grow for NVIDIA’s graphics processing units. The company’s large number of units in use by customers, innovation at the data center level, and robust software offerings remained powerful competitive advantages.

Fair Isaac	Positive	Fair Issac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

Paycom Software	Negative	Paycom significantly reduced its topline, or total revenue, guidance for fiscal year 2024 due to a revenue headwind from its automated payroll software. In addition, the weak macroeconomic environment weighed on revenues.

BILL	Negative	BILL, which provides automated, cloud-based software for financial operations, faced headwinds in commissions, a slowdown in small- and medium-sized business customer spending, and pressure from a competitor.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Capital Growth Fund (Class C/SSTFX) at NAV(1) and with CDSC(2)	37.37%	13.62%	12.39%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 645,532,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 4,194,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$645,532
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$4,194
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	29%
Consumer Discretionary	20%
Communication Services	12%
Health Care	12%
Financials	11%
Industrials	11%
Real Estate	3%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000060276 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Capital Growth Fund
Class Name	Class I
Trading Symbol	PLXGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class I / PLXGX	$118	0.99%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an underweight in information technology, as well as stock selection in consumer staples, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials and communication services contributed to performance. The biggest contributors to performance for the 12-month period were NVIDIA, Fair Isaac, Meta Platforms, Amazon.com, and Amphenol. The biggest detractors from performance during the period were Paycom Software, BILL, Estee Lauder, MongoDB, and Monster Beverage. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Demand continued to grow for NVIDIA’s graphics processing units. The company’s large number of units in use by customers, innovation at the data center level, and robust software offerings remained powerful competitive advantages.

Fair Isaac	Positive	Fair Issac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

Paycom Software	Negative	Paycom significantly reduced its topline, or total revenue, guidance for fiscal year 2024 due to a revenue headwind from its automated payroll software. In addition, the weak macroeconomic environment weighed on revenues.

BILL	Negative	BILL, which provides automated, cloud-based software for financial operations, faced headwinds in commissions, a slowdown in small- and medium-sized business customer spending, and pressure from a competitor.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Capital Growth Fund (Class I/PLXGX) at NAV(1)	38.76%	14.65%	13.47%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 645,532,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 4,194,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$645,532
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$4,194
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	29%
Consumer Discretionary	20%
Communication Services	12%
Health Care	12%
Financials	11%
Industrials	11%
Real Estate	3%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000199781 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Capital Growth Fund
Class Name	Class R6
Trading Symbol	VCGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class R6 / VCGRX	$87	0.73%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an underweight in information technology, as well as stock selection in consumer staples, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials and communication services contributed to performance. The biggest contributors to performance for the 12-month period were NVIDIA, Fair Isaac, Meta Platforms, Amazon.com, and Amphenol. The biggest detractors from performance during the period were Paycom Software, BILL, Estee Lauder, MongoDB, and Monster Beverage. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Demand continued to grow for NVIDIA’s graphics processing units. The company’s large number of units in use by customers, innovation at the data center level, and robust software offerings remained powerful competitive advantages.

Fair Isaac	Positive	Fair Issac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

Paycom Software	Negative	Paycom significantly reduced its topline, or total revenue, guidance for fiscal year 2024 due to a revenue headwind from its automated payroll software. In addition, the weak macroeconomic environment weighed on revenues.

BILL	Negative	BILL, which provides automated, cloud-based software for financial operations, faced headwinds in commissions, a slowdown in small- and medium-sized business customer spending, and pressure from a competitor.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 30, 2018). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR Capital Growth Fund (Class R6/VCGRX) at NAV(1)	39.15%	15.09%	11.83%
FT Wilshire 5000 Index	35.17%	15.50%	12.71%
Russell 1000® Growth Index	42.19%	19.74%	16.67%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Jan. 30, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 645,532,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 4,194,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$645,532
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$4,194
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	29%
Consumer Discretionary	20%
Communication Services	12%
Health Care	12%
Financials	11%
Industrials	11%
Real Estate	3%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000077895 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Core Fund
Class Name	Class A
Trading Symbol	VMACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class A / VMACX	$133	1.20%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in health care, as well as stock selection in financials, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. An overweight in industrials and an underweight in energy contributed to performance. The biggest contributors to performance for the 12-month period were Monolithic Power Systems, Lennox International, HEICO, Houlihan Lokey, and Equifax. The biggest detractors from performance during the period were Lamb Weston, West Pharmaceutical Services, Align Technology, Zebra Technologies, and LPL Financial. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Monolithic Power Systems	Positive	Monolithic Power outperformed due to strong demand for power solutions for artificial intelligence (AI) computer processors. This offset declines across the rest of the company’s users resulting from softness in non-AI-related semiconductor demand.

Lennox International	Positive	Lennox’s outperformance was due to improving fundamentals in its residential HVAC business, combined with sustained improvements in its commercial HVAC business.
Lamb Weston	Negative	The company experienced disruption to its distribution network, which resulted in material loss of market share that could take time to win back.
West Pharmaceutical Services	Negative	West Pharmaceutical faced headwinds from clients who had overbought during the pandemic and began destocking during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Mid-Cap Core Fund (Class A/VMACX) at NAV(1)	21.82%	12.56%	12.57%
Virtus KAR Mid-Cap Core Fund (Class A/VMACX) at POP(2),(3)	15.12%	11.29%	11.93%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell Midcap® Index	29.33%	11.30%	10.19%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,906,308,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 16,684,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,906,308
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$16,684
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Asset Allocation(1)
Industrials	41%
Financials	20%
Information Technology	17%
Health Care	11%
Consumer Discretionary	10%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000077896 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Core Fund
Class Name	Class C
Trading Symbol	VMCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class C / VMCCX	$215	1.95%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in health care, as well as stock selection in financials, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. An overweight in industrials and an underweight in energy contributed to performance. The biggest contributors to performance for the 12-month period were Monolithic Power Systems, Lennox International, HEICO, Houlihan Lokey, and Equifax. The biggest detractors from performance during the period were Lamb Weston, West Pharmaceutical Services, Align Technology, Zebra Technologies, and LPL Financial. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Monolithic Power Systems	Positive	Monolithic Power outperformed due to strong demand for power solutions for artificial intelligence (AI) computer processors. This offset declines across the rest of the company’s users resulting from softness in non-AI-related semiconductor demand.

Lennox International	Positive	Lennox’s outperformance was due to improving fundamentals in its residential HVAC business, combined with sustained improvements in its commercial HVAC business.
Lamb Weston	Negative	The company experienced disruption to its distribution network, which resulted in material loss of market share that could take time to win back.
West Pharmaceutical Services	Negative	West Pharmaceutical faced headwinds from clients who had overbought during the pandemic and began destocking during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Mid-Cap Core Fund (Class C/VMCCX) at NAV(1) and with CDSC(2)	20.91%	11.71%	11.72%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell Midcap® Index	29.33%	11.30%	10.19%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,906,308,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 16,684,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,906,308
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$16,684
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Asset Allocation(1)
Industrials	41%
Financials	20%
Information Technology	17%
Health Care	11%
Consumer Discretionary	10%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000077897 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Core Fund
Class Name	Class I
Trading Symbol	VIMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class I / VIMCX	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in health care, as well as stock selection in financials, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. An overweight in industrials and an underweight in energy contributed to performance. The biggest contributors to performance for the 12-month period were Monolithic Power Systems, Lennox International, HEICO, Houlihan Lokey, and Equifax. The biggest detractors from performance during the period were Lamb Weston, West Pharmaceutical Services, Align Technology, Zebra Technologies, and LPL Financial. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Monolithic Power Systems	Positive	Monolithic Power outperformed due to strong demand for power solutions for artificial intelligence (AI) computer processors. This offset declines across the rest of the company’s users resulting from softness in non-AI-related semiconductor demand.

Lennox International	Positive	Lennox’s outperformance was due to improving fundamentals in its residential HVAC business, combined with sustained improvements in its commercial HVAC business.
Lamb Weston	Negative	The company experienced disruption to its distribution network, which resulted in material loss of market share that could take time to win back.
West Pharmaceutical Services	Negative	West Pharmaceutical faced headwinds from clients who had overbought during the pandemic and began destocking during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Mid-Cap Core Fund (Class I/VIMCX) at NAV(1)	22.13%	12.84%	12.85%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell Midcap® Index	29.33%	11.30%	10.19%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,906,308,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 16,684,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,906,308
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$16,684
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Asset Allocation(1)
Industrials	41%
Financials	20%
Information Technology	17%
Health Care	11%
Consumer Discretionary	10%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000199784 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Core Fund
Class Name	Class R6
Trading Symbol	VRMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class R6 / VRMCX	$97	0.87%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in health care, as well as stock selection in financials, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. An overweight in industrials and an underweight in energy contributed to performance. The biggest contributors to performance for the 12-month period were Monolithic Power Systems, Lennox International, HEICO, Houlihan Lokey, and Equifax. The biggest detractors from performance during the period were Lamb Weston, West Pharmaceutical Services, Align Technology, Zebra Technologies, and LPL Financial. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Monolithic Power Systems	Positive	Monolithic Power outperformed due to strong demand for power solutions for artificial intelligence (AI) computer processors. This offset declines across the rest of the company’s users resulting from softness in non-AI-related semiconductor demand.

Lennox International	Positive	Lennox’s outperformance was due to improving fundamentals in its residential HVAC business, combined with sustained improvements in its commercial HVAC business.
Lamb Weston	Negative	The company experienced disruption to its distribution network, which resulted in material loss of market share that could take time to win back.
West Pharmaceutical Services	Negative	West Pharmaceutical faced headwinds from clients who had overbought during the pandemic and began destocking during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 30, 2018). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR Mid-Cap Core Fund (Class R6/VRMCX) at NAV(1)	22.24%	12.93%	11.11%
FT Wilshire 5000 Index	35.17%	15.50%	12.71%
Russell Midcap® Index	29.33%	11.30%	9.43%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Jan. 30, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,906,308,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 16,684,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,906,308
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$16,684
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Asset Allocation(1)
Industrials	41%
Financials	20%
Information Technology	17%
Health Care	11%
Consumer Discretionary	10%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000223339 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	VAKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class A / VAKSX	$145	1.31%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an underweight in health care, as well as stock selection in consumer staples, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were Fair Isaac, Copperleaf Technologies, HEICO, Tyler Technologies, and Ryan Specialty. The biggest detractors from performance during the period were West Pharmaceutical Services, SiteOne Landscape Supply, Lamb Weston, Silk Road Medical, and Celsius. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Positive	Fair Isaac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

Copperleaf Technologies	Positive	Copperleaf’s results showed healthy improvement in both top-line, that is, gross sales, and bottom-line results, or net earnings. Also, in June 2024, the company announced it was being acquired.
West Pharmaceutical Services	Negative	West Pharmaceutical faced headwinds from clients who had overbought during the pandemic and began destocking during the reporting period.
SiteOne Landscape Supply	Negative	The company experienced a decline in the level of commodity prices that negatively affected both sales and profit margins. In addition, a competitor increased concerns about the company’s opportunity to grow or maintain market share.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (December 8, 2020) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus KAR Small-Mid Cap Growth Fund (Class A/VAKSX) at NAV(1)	21.54%	2.68%
Virtus KAR Small-Mid Cap Growth Fund (Class A/VAKSX) at POP(2),(3)	14.85%	1.17%
FT Wilshire 5000 Index	35.17%	12.86%
Russell 2500™ Growth Index	25.20%	1.80%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance Inception Date	Dec. 08, 2020
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 8,045,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$8,045
Total number of portfolio holdings	27
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Asset Allocation(1)
Industrials	31%
Information Technology	22%
Financials	16%
Health Care	12%
Consumer Discretionary	7%
Communication Services	4%
Consumer Staples	1%
Other	7%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000223336 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	VCKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class C / VCKSX	$227	2.06%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an underweight in health care, as well as stock selection in consumer staples, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were Fair Isaac, Copperleaf Technologies, HEICO, Tyler Technologies, and Ryan Specialty. The biggest detractors from performance during the period were West Pharmaceutical Services, SiteOne Landscape Supply, Lamb Weston, Silk Road Medical, and Celsius. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Positive	Fair Isaac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

Copperleaf Technologies	Positive	Copperleaf’s results showed healthy improvement in both top-line, that is, gross sales, and bottom-line results, or net earnings. Also, in June 2024, the company announced it was being acquired.
West Pharmaceutical Services	Negative	West Pharmaceutical faced headwinds from clients who had overbought during the pandemic and began destocking during the reporting period.
SiteOne Landscape Supply	Negative	The company experienced a decline in the level of commodity prices that negatively affected both sales and profit margins. In addition, a competitor increased concerns about the company’s opportunity to grow or maintain market share.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class C shares from inception (December 8, 2020). It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus KAR Small-Mid Cap Growth Fund (Class C/VCKSX) at NAV(1) and with CDSC(2)	20.65%	1.91%
FT Wilshire 5000 Index	35.17%	12.86%
Russell 2500™ Growth Index	25.20%	1.80%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance Inception Date	Dec. 08, 2020
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 8,045,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$8,045
Total number of portfolio holdings	27
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Asset Allocation(1)
Industrials	31%
Information Technology	22%
Financials	16%
Health Care	12%
Consumer Discretionary	7%
Communication Services	4%
Consumer Staples	1%
Other	7%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000223337 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	VIKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class I / VIKSX	$118	1.06%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an underweight in health care, as well as stock selection in consumer staples, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were Fair Isaac, Copperleaf Technologies, HEICO, Tyler Technologies, and Ryan Specialty. The biggest detractors from performance during the period were West Pharmaceutical Services, SiteOne Landscape Supply, Lamb Weston, Silk Road Medical, and Celsius. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Positive	Fair Isaac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

Copperleaf Technologies	Positive	Copperleaf’s results showed healthy improvement in both top-line, that is, gross sales, and bottom-line results, or net earnings. Also, in June 2024, the company announced it was being acquired.
West Pharmaceutical Services	Negative	West Pharmaceutical faced headwinds from clients who had overbought during the pandemic and began destocking during the reporting period.
SiteOne Landscape Supply	Negative	The company experienced a decline in the level of commodity prices that negatively affected both sales and profit margins. In addition, a competitor increased concerns about the company’s opportunity to grow or maintain market share.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (December 8, 2020). It assumes a $100,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus KAR Small-Mid Cap Growth Fund (Class I/VIKSX) at NAV(1)	21.81%	2.94%
FT Wilshire 5000 Index	35.17%	12.86%
Russell 2500™ Growth Index	25.20%	1.80%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Dec. 08, 2020
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 8,045,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$8,045
Total number of portfolio holdings	27
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Asset Allocation(1)
Industrials	31%
Information Technology	22%
Financials	16%
Health Care	12%
Consumer Discretionary	7%
Communication Services	4%
Consumer Staples	1%
Other	7%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000223338 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	VRKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class R6 / VRKSX	$111	1.00%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an underweight in health care, as well as stock selection in consumer staples, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were Fair Isaac, Copperleaf Technologies, HEICO, Tyler Technologies, and Ryan Specialty. The biggest detractors from performance during the period were West Pharmaceutical Services, SiteOne Landscape Supply, Lamb Weston, Silk Road Medical, and Celsius. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Positive	Fair Isaac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

Copperleaf Technologies	Positive	Copperleaf’s results showed healthy improvement in both top-line, that is, gross sales, and bottom-line results, or net earnings. Also, in June 2024, the company announced it was being acquired.
West Pharmaceutical Services	Negative	West Pharmaceutical faced headwinds from clients who had overbought during the pandemic and began destocking during the reporting period.
SiteOne Landscape Supply	Negative	The company experienced a decline in the level of commodity prices that negatively affected both sales and profit margins. In addition, a competitor increased concerns about the company’s opportunity to grow or maintain market share.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (December 8, 2020). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus KAR Small-Mid Cap Growth Fund (Class R6/VRKSX) at NAV(1)	21.90%	2.99%
FT Wilshire 5000 Index	35.17%	12.86%
Russell 2500™ Growth Index	25.20%	1.80%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Dec. 08, 2020
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 8,045,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$8,045
Total number of portfolio holdings	27
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Asset Allocation(1)
Industrials	31%
Information Technology	22%
Financials	16%
Health Care	12%
Consumer Discretionary	7%
Communication Services	4%
Consumer Staples	1%
Other	7%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000060263 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Growth Fund
Class Name	Class A
Trading Symbol	PSGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class A / PSGAX	$149	1.38%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in information technology, as well as stock selection and an overweight in consumer discretionary, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in financials and communication services contributed to performance. The biggest contributors to performance for the 12-month period were AAON, Auto Trader Group, Ryan Specialty, Morningstar, and ServisFirst Bancshares. The biggest detractors from performance during the period were Fox Factory, Endava, BILL, National Research, and Omega Flex. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
AAON	Positive	AAON outperformed due to strong revenue growth from its core packaged rooftop business and its BasX subsidiary, which has seen strong demand for datacenter cooling applications.
Auto Trader Group	Positive	Auto Trader experienced strong growth in its core marketplace driven by pricing, products, and a resilient used car market in the U.K.
Fox Factory	Negative	Fox Factory, a suspension company known for its off-road racing suspension components, suffered from declining revenue across its product segments.
Endava	Negative	The British software development company reported a slowdown in sales that caused its shares to underperform.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Growth Fund (Class A/PSGAX) at NAV(1)	15.66%	8.02%	14.93%
Virtus KAR Small-Cap Growth Fund (Class A/PSGAX) at POP(2),(3)	9.30%	6.80%	14.28%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,923,591,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 25,389,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,923,591
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$25,389
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Asset Allocation(1)
Financials	34%
Information Technology	18%
Consumer Discretionary	16%
Industrials	15%
Communication Services	12%
Health Care	4%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000060264 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Growth Fund
Class Name	Class C
Trading Symbol	PSGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class C / PSGCX	$226	2.10%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in information technology, as well as stock selection and an overweight in consumer discretionary, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in financials and communication services contributed to performance. The biggest contributors to performance for the 12-month period were AAON, Auto Trader Group, Ryan Specialty, Morningstar, and ServisFirst Bancshares. The biggest detractors from performance during the period were Fox Factory, Endava, BILL, National Research, and Omega Flex. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
AAON	Positive	AAON outperformed due to strong revenue growth from its core packaged rooftop business and its BasX subsidiary, which has seen strong demand for datacenter cooling applications.
Auto Trader Group	Positive	Auto Trader experienced strong growth in its core marketplace driven by pricing, products, and a resilient used car market in the U.K.
Fox Factory	Negative	Fox Factory, a suspension company known for its off-road racing suspension components, suffered from declining revenue across its product segments.
Endava	Negative	The British software development company reported a slowdown in sales that caused its shares to underperform.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Growth Fund (Class C/PSGCX) at NAV(1) and with CDSC(2)	14.83%	7.25%	14.09%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,923,591,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 25,389,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,923,591
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$25,389
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Asset Allocation(1)
Financials	34%
Information Technology	18%
Consumer Discretionary	16%
Industrials	15%
Communication Services	12%
Health Care	4%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000060265 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Growth Fund
Class Name	Class I
Trading Symbol	PXSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class I / PXSGX	$120	1.11%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in information technology, as well as stock selection and an overweight in consumer discretionary, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in financials and communication services contributed to performance. The biggest contributors to performance for the 12-month period were AAON, Auto Trader Group, Ryan Specialty, Morningstar, and ServisFirst Bancshares. The biggest detractors from performance during the period were Fox Factory, Endava, BILL, National Research, and Omega Flex. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
AAON	Positive	AAON outperformed due to strong revenue growth from its core packaged rooftop business and its BasX subsidiary, which has seen strong demand for datacenter cooling applications.
Auto Trader Group	Positive	Auto Trader experienced strong growth in its core marketplace driven by pricing, products, and a resilient used car market in the U.K.
Fox Factory	Negative	Fox Factory, a suspension company known for its off-road racing suspension components, suffered from declining revenue across its product segments.
Endava	Negative	The British software development company reported a slowdown in sales that caused its shares to underperform.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Growth Fund (Class I/PXSGX) at NAV(1)	15.96%	8.30%	15.23%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,923,591,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 25,389,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,923,591
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$25,389
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Asset Allocation(1)
Financials	34%
Information Technology	18%
Consumer Discretionary	16%
Industrials	15%
Communication Services	12%
Health Care	4%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000199780 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Growth Fund
Class Name	Class R6
Trading Symbol	VRSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class R6 / VRSGX	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in information technology, as well as stock selection and an overweight in consumer discretionary, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in financials and communication services contributed to performance. The biggest contributors to performance for the 12-month period were AAON, Auto Trader Group, Ryan Specialty, Morningstar, and ServisFirst Bancshares. The biggest detractors from performance during the period were Fox Factory, Endava, BILL, National Research, and Omega Flex. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
AAON	Positive	AAON outperformed due to strong revenue growth from its core packaged rooftop business and its BasX subsidiary, which has seen strong demand for datacenter cooling applications.
Auto Trader Group	Positive	Auto Trader experienced strong growth in its core marketplace driven by pricing, products, and a resilient used car market in the U.K.
Fox Factory	Negative	Fox Factory, a suspension company known for its off-road racing suspension components, suffered from declining revenue across its product segments.
Endava	Negative	The British software development company reported a slowdown in sales that caused its shares to underperform.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 30, 2018). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR Small-Cap Growth Fund (Class R6/VRSGX) at NAV(1)	16.08%	8.41%	10.70%
FT Wilshire 5000 Index	35.17%	15.50%	12.71%
Russell 2000® Growth Index	27.66%	8.82%	6.56%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Jan. 30, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,923,591,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 25,389,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,923,591
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$25,389
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Asset Allocation(1)
Financials	34%
Information Technology	18%
Consumer Discretionary	16%
Industrials	15%
Communication Services	12%
Health Care	4%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000060285 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Equity Income Fund
Class Name	Class A
Trading Symbol	PDIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class A / PDIAX	$134	1.20%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in industrials, as well as stock selection and an underweight in information technology, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. An underweight in energy and stock selection in communication services contributed to performance. The biggest contributors to performance for the 12-month period were IBM, PNC Financial Services, Verizon Communications, Zurich Insurance, and AbbVie. The biggest detractors from performance during the period were MSC Industrial Direct, Pfizer, PepsiCo, Patterson Companies, and UPS. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
IBM	Positive	After several years of investment, IBM has seen its hybrid cloud offering resonate with clients. This has benefited both the company’s software and consulting businesses.
PNC Financial Services	Positive	Despite weak loan growth, PNC’s business performed well and its shares traded higher on the basis of good credit and the news of lower interest rates.
MSC Industrial Direct	Negative	A sluggish macroeconomy negatively impacted customer sentiment. In addition, the company had some execution issues regarding a web pricing initiative designed to help stimulate business among its core customers.

Pfizer	Negative	Pfizer remained in a period of uncertainty as it dealt with some loss of exclusivity in advance of new product launches. In addition, the long-term opportunity related to Covid products, including the vaccine and Paxlovid treatment, proved to be weaker than expected.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Equity Income Fund (Class A/PDIAX) at NAV(1)	22.81%	10.24%	9.55%
Virtus KAR Equity Income Fund (Class A/PDIAX) at POP(2),(3)	16.06%	9.00%	8.93%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
MSCI USA High Dividend Yield Index (net)	25.09%	8.34%	8.98%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 127,973,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 735,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$127,973
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$735
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Asset Allocation(1)
Financials	19%
Industrials	16%
Information Technology	15%
Consumer Staples	10%
Health Care	9%
Utilities	9%
Materials	7%
Other (includes securities lending collateral)	15%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000060287 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Equity Income Fund
Class Name	Class C
Trading Symbol	PGICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class C / PGICX	$216	1.95%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in industrials, as well as stock selection and an underweight in information technology, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. An underweight in energy and stock selection in communication services contributed to performance. The biggest contributors to performance for the 12-month period were IBM, PNC Financial Services, Verizon Communications, Zurich Insurance, and AbbVie. The biggest detractors from performance during the period were MSC Industrial Direct, Pfizer, PepsiCo, Patterson Companies, and UPS. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
IBM	Positive	After several years of investment, IBM has seen its hybrid cloud offering resonate with clients. This has benefited both the company’s software and consulting businesses.
PNC Financial Services	Positive	Despite weak loan growth, PNC’s business performed well and its shares traded higher on the basis of good credit and the news of lower interest rates.
MSC Industrial Direct	Negative	A sluggish macroeconomy negatively impacted customer sentiment. In addition, the company had some execution issues regarding a web pricing initiative designed to help stimulate business among its core customers.

Pfizer	Negative	Pfizer remained in a period of uncertainty as it dealt with some loss of exclusivity in advance of new product launches. In addition, the long-term opportunity related to Covid products, including the vaccine and Paxlovid treatment, proved to be weaker than expected.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Equity Income Fund (Class C/PGICX) at NAV(1) and with CDSC(2)	21.82%	9.41%	8.72%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
MSCI USA High Dividend Yield Index (net)	25.09%	8.34%	8.98%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 127,973,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 735,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$127,973
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$735
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Asset Allocation(1)
Financials	19%
Industrials	16%
Information Technology	15%
Consumer Staples	10%
Health Care	9%
Utilities	9%
Materials	7%
Other (includes securities lending collateral)	15%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000060288 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Equity Income Fund
Class Name	Class I
Trading Symbol	PXIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class I / PXIIX	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in industrials, as well as stock selection and an underweight in information technology, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. An underweight in energy and stock selection in communication services contributed to performance. The biggest contributors to performance for the 12-month period were IBM, PNC Financial Services, Verizon Communications, Zurich Insurance, and AbbVie. The biggest detractors from performance during the period were MSC Industrial Direct, Pfizer, PepsiCo, Patterson Companies, and UPS. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
IBM	Positive	After several years of investment, IBM has seen its hybrid cloud offering resonate with clients. This has benefited both the company’s software and consulting businesses.
PNC Financial Services	Positive	Despite weak loan growth, PNC’s business performed well and its shares traded higher on the basis of good credit and the news of lower interest rates.
MSC Industrial Direct	Negative	A sluggish macroeconomy negatively impacted customer sentiment. In addition, the company had some execution issues regarding a web pricing initiative designed to help stimulate business among its core customers.

Pfizer	Negative	Pfizer remained in a period of uncertainty as it dealt with some loss of exclusivity in advance of new product launches. In addition, the long-term opportunity related to Covid products, including the vaccine and Paxlovid treatment, proved to be weaker than expected.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Equity Income Fund (Class I/PXIIX) at NAV(1)	23.06%	10.50%	9.82%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
MSCI USA High Dividend Yield Index (net)	25.09%	8.34%	8.98%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 127,973,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 735,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$127,973
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$735
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Asset Allocation(1)
Financials	19%
Industrials	16%
Information Technology	15%
Consumer Staples	10%
Health Care	9%
Utilities	9%
Materials	7%
Other (includes securities lending collateral)	15%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000199782 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Equity Income Fund
Class Name	Class R6
Trading Symbol	VECRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class R6 / VECRX	$102	0.91%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in industrials, as well as stock selection and an underweight in information technology, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. An underweight in energy and stock selection in communication services contributed to performance. The biggest contributors to performance for the 12-month period were IBM, PNC Financial Services, Verizon Communications, Zurich Insurance, and AbbVie. The biggest detractors from performance during the period were MSC Industrial Direct, Pfizer, PepsiCo, Patterson Companies, and UPS. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
IBM	Positive	After several years of investment, IBM has seen its hybrid cloud offering resonate with clients. This has benefited both the company’s software and consulting businesses.
PNC Financial Services	Positive	Despite weak loan growth, PNC’s business performed well and its shares traded higher on the basis of good credit and the news of lower interest rates.
MSC Industrial Direct	Negative	A sluggish macroeconomy negatively impacted customer sentiment. In addition, the company had some execution issues regarding a web pricing initiative designed to help stimulate business among its core customers.

Pfizer	Negative	Pfizer remained in a period of uncertainty as it dealt with some loss of exclusivity in advance of new product launches. In addition, the long-term opportunity related to Covid products, including the vaccine and Paxlovid treatment, proved to be weaker than expected.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 30, 2018). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR Equity Income Fund (Class R6/VECRX) at NAV(1)	23.17%	10.56%	7.98%
FT Wilshire 5000 Index	35.17%	15.50%	12.71%
MSCI USA High Dividend Yield Index (net)	25.09%	8.34%	7.30%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Jan. 30, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 127,973,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 735,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$127,973
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$735
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Asset Allocation(1)
Financials	19%
Industrials	16%
Information Technology	15%
Consumer Staples	10%
Health Care	9%
Utilities	9%
Materials	7%
Other (includes securities lending collateral)	15%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000060298 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Value Fund
Class Name	Class A
Trading Symbol	PQSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class A / PQSAX	$136	1.21%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer discretionary and financials detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were Construction Partners, Houlihan Lokey, Armstrong World Industries, Watsco, and Primerica. The biggest detractors from performance during the period were Leslie’s, SiteOne Landscape Supply, EVERTEC, American Software, and Azenta. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Construction Partners	Positive	Construction Partners outperformed due to strong revenue growth and profit margin expansion as the company continued to benefit from funding for roadway maintenance and better-than-expected demand for commercial projects.

Houlihan Lokey	Positive	The financial services company’s focus on smaller deals and an increase in financial restructuring projects helped results, along with its outperformance relative to independent investment banking peers.

Leslie’s	Negative	The company experienced revenue and profit declines as a result of weak demand for pool-related products, as well as continued downward pricing pressures on pool chemicals.
SiteOne Landscape Supply	Negative	The company experienced a decline in the level of commodity prices that negatively affected both sales and profit margins. In addition, a competitor increased concerns about the company’s opportunity to maintain or grow market share.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Value Fund (Class A/PQSAX) at NAV(1)	24.49%	9.41%	9.59%
Virtus KAR Small-Cap Value Fund (Class A/PQSAX) at POP(2),(3)	17.65%	8.18%	8.97%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell 2000® Value Index	25.88%	9.29%	8.22%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 778,592,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 5,303,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$778,592
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$5,303
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Asset Allocation(1)
Industrials	39%
Financials	27%
Consumer Discretionary	14%
Materials	6%
Consumer Staples	6%
Real Estate	3%
Health Care	3%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000060299 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Value Fund
Class Name	Class C
Trading Symbol	PQSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class C / PQSCX	$221	1.98%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer discretionary and financials detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were Construction Partners, Houlihan Lokey, Armstrong World Industries, Watsco, and Primerica. The biggest detractors from performance during the period were Leslie’s, SiteOne Landscape Supply, EVERTEC, American Software, and Azenta. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Construction Partners	Positive	Construction Partners outperformed due to strong revenue growth and profit margin expansion as the company continued to benefit from funding for roadway maintenance and better-than-expected demand for commercial projects.

Houlihan Lokey	Positive	The financial services company’s focus on smaller deals and an increase in financial restructuring projects helped results, along with its outperformance relative to independent investment banking peers.

Leslie’s	Negative	The company experienced revenue and profit declines as a result of weak demand for pool-related products, as well as continued downward pricing pressures on pool chemicals.
SiteOne Landscape Supply	Negative	The company experienced a decline in the level of commodity prices that negatively affected both sales and profit margins. In addition, a competitor increased concerns about the company’s opportunity to maintain or grow market share.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Value Fund (Class C/PQSCX) at NAV(1) and with CDSC(2)	23.56%	8.59%	8.77%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell 2000® Value Index	25.88%	9.29%	8.22%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 778,592,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 5,303,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$778,592
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$5,303
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Asset Allocation(1)
Industrials	39%
Financials	27%
Consumer Discretionary	14%
Materials	6%
Consumer Staples	6%
Real Estate	3%
Health Care	3%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000060300 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Value Fund
Class Name	Class I
Trading Symbol	PXQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class I / PXQSX	$108	0.96%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer discretionary and financials detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were Construction Partners, Houlihan Lokey, Armstrong World Industries, Watsco, and Primerica. The biggest detractors from performance during the period were Leslie’s, SiteOne Landscape Supply, EVERTEC, American Software, and Azenta. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Construction Partners	Positive	Construction Partners outperformed due to strong revenue growth and profit margin expansion as the company continued to benefit from funding for roadway maintenance and better-than-expected demand for commercial projects.

Houlihan Lokey	Positive	The financial services company’s focus on smaller deals and an increase in financial restructuring projects helped results, along with its outperformance relative to independent investment banking peers.

Leslie’s	Negative	The company experienced revenue and profit declines as a result of weak demand for pool-related products, as well as continued downward pricing pressures on pool chemicals.
SiteOne Landscape Supply	Negative	The company experienced a decline in the level of commodity prices that negatively affected both sales and profit margins. In addition, a competitor increased concerns about the company’s opportunity to maintain or grow market share.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Value Fund (Class I/PXQSX) at NAV(1)	24.87%	9.67%	9.86%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell 2000® Value Index	25.88%	9.29%	8.22%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 778,592,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 5,303,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$778,592
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$5,303
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Asset Allocation(1)
Industrials	39%
Financials	27%
Consumer Discretionary	14%
Materials	6%
Consumer Staples	6%
Real Estate	3%
Health Care	3%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000176670 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Value Fund
Class Name	Class R6
Trading Symbol	VQSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class R6 / VQSRX	$101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer discretionary and financials detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were Construction Partners, Houlihan Lokey, Armstrong World Industries, Watsco, and Primerica. The biggest detractors from performance during the period were Leslie’s, SiteOne Landscape Supply, EVERTEC, American Software, and Azenta. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Construction Partners	Positive	Construction Partners outperformed due to strong revenue growth and profit margin expansion as the company continued to benefit from funding for roadway maintenance and better-than-expected demand for commercial projects.

Houlihan Lokey	Positive	The financial services company’s focus on smaller deals and an increase in financial restructuring projects helped results, along with its outperformance relative to independent investment banking peers.

Leslie’s	Negative	The company experienced revenue and profit declines as a result of weak demand for pool-related products, as well as continued downward pricing pressures on pool chemicals.
SiteOne Landscape Supply	Negative	The company experienced a decline in the level of commodity prices that negatively affected both sales and profit margins. In addition, a competitor increased concerns about the company’s opportunity to maintain or grow market share.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 3, 2016). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR Small-Cap Value Fund (Class R6/VQSRX) at NAV(1)	24.94%	9.76%	10.42%
FT Wilshire 5000 Index	35.17%	15.50%	15.26%
Russell 2000® Value Index	25.88%	9.29%	9.16%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Nov. 03, 2016
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 778,592,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 5,303,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$778,592
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$5,303
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Asset Allocation(1)
Industrials	39%
Financials	27%
Consumer Discretionary	14%
Materials	6%
Consumer Staples	6%
Real Estate	3%
Health Care	3%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000060294 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Growth Fund
Class Name	Class A
Trading Symbol	PHSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class A / PHSKX	$139	1.27%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in consumer staples, as well as stock selection in information technology, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials, as well as stock selection and an underweight in health care, contributed to performance. The biggest contributors to performance for the 12-month period were Fair Isaac, MercadoLibre, Gartner, Amphenol, and Equifax. The biggest detractors from performance during the period were Celsius, Paycom Software, Lattice Semiconductor, BILL, and SiteOne Landscape Supply. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Positive	Fair Isaac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

MercadoLibre	Positive	The e-commerce company’s investments in logistics, financial technology, and platform have driven digital commerce adoption in its markets.
Celsius	Negative	While Celsius continued to show strong growth and distribution expansion, its growth was not as high as it had been previously, leading to a decline in the share price.
Paycom Software	Negative	Paycom significantly reduced its topline, or total revenue, guidance for fiscal year 2024 due to a revenue headwind from its automated payroll software. In addition, the weak macroeconomic environment weighed on revenues.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Mid-Cap Growth Fund (Class A/PHSKX) at NAV(1)	19.12%	10.35%	12.80%
Virtus KAR Mid-Cap Growth Fund (Class A/PHSKX) at POP(2),(3)	12.56%	9.11%	12.17%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,384,839,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 10,646,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$1,384,839
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$10,646
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Consumer Discretionary	28%
Information Technology	27%
Industrials	15%
Health Care	10%
Financials	7%
Consumer Staples	6%
Communication Services	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000060296 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Growth Fund
Class Name	Class C
Trading Symbol	PSKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class C / PSKCX	$223	2.04%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in consumer staples, as well as stock selection in information technology, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials, as well as stock selection and an underweight in health care, contributed to performance. The biggest contributors to performance for the 12-month period were Fair Isaac, MercadoLibre, Gartner, Amphenol, and Equifax. The biggest detractors from performance during the period were Celsius, Paycom Software, Lattice Semiconductor, BILL, and SiteOne Landscape Supply. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Positive	Fair Isaac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

MercadoLibre	Positive	The e-commerce company’s investments in logistics, financial technology, and platform have driven digital commerce adoption in its markets.
Celsius	Negative	While Celsius continued to show strong growth and distribution expansion, its growth was not as high as it had been previously, leading to a decline in the share price.
Paycom Software	Negative	Paycom significantly reduced its topline, or total revenue, guidance for fiscal year 2024 due to a revenue headwind from its automated payroll software. In addition, the weak macroeconomic environment weighed on revenues.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Mid-Cap Growth Fund (Class C/PSKCX) at NAV(1) and with CDSC(2)	18.19%	9.49%	11.94%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,384,839,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 10,646,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$1,384,839
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$10,646
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Consumer Discretionary	28%
Information Technology	27%
Industrials	15%
Health Care	10%
Financials	7%
Consumer Staples	6%
Communication Services	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000060297 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Growth Fund
Class Name	Class I
Trading Symbol	PICMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class I / PICMX	$113	1.03%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in consumer staples, as well as stock selection in information technology, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials, as well as stock selection and an underweight in health care, contributed to performance. The biggest contributors to performance for the 12-month period were Fair Isaac, MercadoLibre, Gartner, Amphenol, and Equifax. The biggest detractors from performance during the period were Celsius, Paycom Software, Lattice Semiconductor, BILL, and SiteOne Landscape Supply. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Positive	Fair Isaac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

MercadoLibre	Positive	The e-commerce company’s investments in logistics, financial technology, and platform have driven digital commerce adoption in its markets.
Celsius	Negative	While Celsius continued to show strong growth and distribution expansion, its growth was not as high as it had been previously, leading to a decline in the share price.
Paycom Software	Negative	Paycom significantly reduced its topline, or total revenue, guidance for fiscal year 2024 due to a revenue headwind from its automated payroll software. In addition, the weak macroeconomic environment weighed on revenues.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Mid-Cap Growth Fund (Class I/PICMX) at NAV(1)	19.40%	10.58%	13.07%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,384,839,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 10,646,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$1,384,839
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$10,646
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Consumer Discretionary	28%
Information Technology	27%
Industrials	15%
Health Care	10%
Financials	7%
Consumer Staples	6%
Communication Services	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000199783 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Growth Fund
Class Name	Class R6
Trading Symbol	VRMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class R6 / VRMGX	$91	0.83%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in consumer staples, as well as stock selection in information technology, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials, as well as stock selection and an underweight in health care, contributed to performance. The biggest contributors to performance for the 12-month period were Fair Isaac, MercadoLibre, Gartner, Amphenol, and Equifax. The biggest detractors from performance during the period were Celsius, Paycom Software, Lattice Semiconductor, BILL, and SiteOne Landscape Supply. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Positive	Fair Isaac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

MercadoLibre	Positive	The e-commerce company’s investments in logistics, financial technology, and platform have driven digital commerce adoption in its markets.
Celsius	Negative	While Celsius continued to show strong growth and distribution expansion, its growth was not as high as it had been previously, leading to a decline in the share price.
Paycom Software	Negative	Paycom significantly reduced its topline, or total revenue, guidance for fiscal year 2024 due to a revenue headwind from its automated payroll software. In addition, the weak macroeconomic environment weighed on revenues.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 30, 2018). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR Mid-Cap Growth Fund (Class R6/VRMGX) at NAV(1)	19.63%	10.78%	11.64%
FT Wilshire 5000 Index	35.17%	15.50%	12.71%
Russell Midcap® Growth Index	29.33%	11.48%	10.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Jan. 30, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,384,839,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 10,646,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$1,384,839
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$10,646
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Consumer Discretionary	28%
Information Technology	27%
Industrials	15%
Health Care	10%
Financials	7%
Consumer Staples	6%
Communication Services	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000199118 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Core Fund
Class Name	Class A
Trading Symbol	VKSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class A / VKSAX	$141	1.25%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in information technology, as well as stock selection in consumer discretionary, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance during the 12-month period were Fair Isaac, Lennox International, Equifax, Bright Horizons, and Interactive Brokers Group. The biggest detractors from performance during the period were SiteOne Landscape Supply, LPL Financial, Charles River Laboratories, Universal Display, and Dolby Laboratories. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Positive	Fair Isaac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

Lennox International	Positive	Lennox’s outperformance was due to improving fundamentals in its residential HVAC business, combined with sustained improvements in its commercial HVAC business.
SiteOne Landscape Supply	Negative	The company experienced a decline in the level of commodity prices that negatively affected both sales and profit margins. In addition, a competitor increased concerns about the company’s opportunity to maintain or grow market share.

LPL Financial	Negative	The company’s stock was negatively impacted by regulatory, legal, and competitive issues related to a potential reduction of the interest income its wealth advisory platforms earn on clients’ cash balances.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (March 7, 2018) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR Small-Mid Cap Core Fund (Class A/VKSAX) at NAV(1)	25.77%	12.72%	12.17%
Virtus KAR Small-Mid Cap Core Fund (Class A/VKSAX) at POP(2),(3)	18.86%	11.45%	11.21%
FT Wilshire 5000 Index	35.17%	15.50%	13.40%
Russell 2500™ Index	26.17%	10.43%	8.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance Inception Date	Mar. 07, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,225,892,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 13,076,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,225,892
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$13,076
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Asset Allocation(1)
Industrials	32%
Information Technology	21%
Consumer Discretionary	19%
Financials	13%
Health Care	10%
Materials	2%
Consumer Staples	2%
Other	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000199119 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Core Fund
Class Name	Class C
Trading Symbol	VKSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class C / VKSCX	$226	2.01%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in information technology, as well as stock selection in consumer discretionary, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance during the 12-month period were Fair Isaac, Lennox International, Equifax, Bright Horizons, and Interactive Brokers Group. The biggest detractors from performance during the period were SiteOne Landscape Supply, LPL Financial, Charles River Laboratories, Universal Display, and Dolby Laboratories. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Positive	Fair Isaac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

Lennox International	Positive	Lennox’s outperformance was due to improving fundamentals in its residential HVAC business, combined with sustained improvements in its commercial HVAC business.
SiteOne Landscape Supply	Negative	The company experienced a decline in the level of commodity prices that negatively affected both sales and profit margins. In addition, a competitor increased concerns about the company’s opportunity to maintain or grow market share.

LPL Financial	Negative	The company’s stock was negatively impacted by regulatory, legal, and competitive issues related to a potential reduction of the interest income its wealth advisory platforms earn on clients’ cash balances.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class C shares from inception (March 7, 2018). It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR Small-Mid Cap Core Fund (Class C/VKSCX) at NAV(1) and with CDSC(2)	24.86%	11.87%	11.33%
FT Wilshire 5000 Index	35.17%	15.50%	13.40%
Russell 2500™ Index	26.17%	10.43%	8.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance Inception Date	Mar. 07, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,225,892,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 13,076,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,225,892
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$13,076
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Asset Allocation(1)
Industrials	32%
Information Technology	21%
Consumer Discretionary	19%
Financials	13%
Health Care	10%
Materials	2%
Consumer Staples	2%
Other	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000199120 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Core Fund
Class Name	Class I
Trading Symbol	VKSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class I / VKSIX	$112	0.99%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in information technology, as well as stock selection in consumer discretionary, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance during the 12-month period were Fair Isaac, Lennox International, Equifax, Bright Horizons, and Interactive Brokers Group. The biggest detractors from performance during the period were SiteOne Landscape Supply, LPL Financial, Charles River Laboratories, Universal Display, and Dolby Laboratories. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Positive	Fair Isaac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

Lennox International	Positive	Lennox’s outperformance was due to improving fundamentals in its residential HVAC business, combined with sustained improvements in its commercial HVAC business.
SiteOne Landscape Supply	Negative	The company experienced a decline in the level of commodity prices that negatively affected both sales and profit margins. In addition, a competitor increased concerns about the company’s opportunity to maintain or grow market share.

LPL Financial	Negative	The company’s stock was negatively impacted by regulatory, legal, and competitive issues related to a potential reduction of the interest income its wealth advisory platforms earn on clients’ cash balances.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (March 7, 2018). It assumes a $100,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR Small-Mid Cap Core Fund (Class I/VKSIX) at NAV(1)	26.15%	13.03%	12.46%
FT Wilshire 5000 Index	35.17%	15.50%	13.40%
Russell 2500™ Index	26.17%	10.43%	8.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Mar. 07, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,225,892,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 13,076,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,225,892
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$13,076
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Asset Allocation(1)
Industrials	32%
Information Technology	21%
Consumer Discretionary	19%
Financials	13%
Health Care	10%
Materials	2%
Consumer Staples	2%
Other	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000199121 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Core Fund
Class Name	Class R6
Trading Symbol	VKSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class R6 / VKSRX	$102	0.90%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in information technology, as well as stock selection in consumer discretionary, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance during the 12-month period were Fair Isaac, Lennox International, Equifax, Bright Horizons, and Interactive Brokers Group. The biggest detractors from performance during the period were SiteOne Landscape Supply, LPL Financial, Charles River Laboratories, Universal Display, and Dolby Laboratories. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Positive	Fair Isaac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

Lennox International	Positive	Lennox’s outperformance was due to improving fundamentals in its residential HVAC business, combined with sustained improvements in its commercial HVAC business.
SiteOne Landscape Supply	Negative	The company experienced a decline in the level of commodity prices that negatively affected both sales and profit margins. In addition, a competitor increased concerns about the company’s opportunity to maintain or grow market share.

LPL Financial	Negative	The company’s stock was negatively impacted by regulatory, legal, and competitive issues related to a potential reduction of the interest income its wealth advisory platforms earn on clients’ cash balances.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (March 7, 2018). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR Small-Mid Cap Core Fund (Class R6/VKSRX) at NAV(1)	26.16%	13.11%	12.54%
FT Wilshire 5000 Index	35.17%	15.50%	13.40%
Russell 2500™ Index	26.17%	10.43%	8.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Mar. 07, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,225,892,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 13,076,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,225,892
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$13,076
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Asset Allocation(1)
Industrials	32%
Information Technology	21%
Consumer Discretionary	19%
Financials	13%
Health Care	10%
Materials	2%
Consumer Staples	2%
Other	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000229070 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Value Fund
Class Name	Class A
Trading Symbol	VKSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class A / VKSDX	$131	1.17%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer discretionary and financials detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were Lennox International, Armstrong World Industries, CACI International, W. R. Berkley, and Zebra Technologies. The biggest detractors from performance during the period were Leslie’s, Gentex, John Bean Technologies, LPL Financial, and The Cheesecake Factory. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Lennox International	Positive	Lennox’s outperformance was due to improving fundamentals in its residential HVAC business, combined with sustained improvements in its commercial HVAC business.
Armstrong World Industries	Positive	The company’s shares performed strongly following its reports of better-than-expected operating results and an improved outlook for the year.
Leslie’s	Negative	The company experienced revenue and profit declines as a result of weak demand for pool-related products, as well as continued downward pricing pressures on pool chemicals.
Gentex	Negative	The electronics and technology company, which develops, designs and manufactures equipment for the global automotive industry, was negatively impacted by weaker light vehicle production growth, worse-than-expected original equipment manufacturer (OEM) demand, and profit margin compression from lower sales.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (August 3, 2021) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus KAR Small-Mid Cap Value Fund (Class A/VKSDX) at NAV(1)	24.61%	2.06%
Virtus KAR Small-Mid Cap Value Fund (Class A/VKSDX) at POP(2),(3)	17.76%	0.25%
FT Wilshire 5000 Index	35.17%	9.17%
Russell 2500™ Value Index	26.59%	5.49%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance Inception Date	Aug. 03, 2021
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 6,550,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$6,550
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Asset Allocation(1)
Industrials	39%
Financials	20%
Information Technology	10%
Consumer Staples	9%
Materials	6%
Consumer Discretionary	6%
Health Care	3%
Other (includes short-term investment)	7%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000229071 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Value Fund
Class Name	Class C
Trading Symbol	VKSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class C / VKSEX	$215	1.92%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer discretionary and financials detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were Lennox International, Armstrong World Industries, CACI International, W. R. Berkley, and Zebra Technologies. The biggest detractors from performance during the period were Leslie’s, Gentex, John Bean Technologies, LPL Financial, and The Cheesecake Factory. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Lennox International	Positive	Lennox’s outperformance was due to improving fundamentals in its residential HVAC business, combined with sustained improvements in its commercial HVAC business.
Armstrong World Industries	Positive	The company’s shares performed strongly following its reports of better-than-expected operating results and an improved outlook for the year.
Leslie’s	Negative	The company experienced revenue and profit declines as a result of weak demand for pool-related products, as well as continued downward pricing pressures on pool chemicals.
Gentex	Negative	The electronics and technology company, which develops, designs and manufactures equipment for the global automotive industry, was negatively impacted by weaker light vehicle production growth, worse-than-expected original equipment manufacturer (OEM) demand, and profit margin compression from lower sales.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class C shares from inception (August 3, 2021). It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus KAR Small-Mid Cap Value Fund (Class C/VKSEX) at NAV(1) and with CDSC(2)	23.75%	1.31%
FT Wilshire 5000 Index	35.17%	9.17%
Russell 2500™ Value Index	26.59%	5.49%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance Inception Date	Aug. 03, 2021
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 6,550,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$6,550
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Asset Allocation(1)
Industrials	39%
Financials	20%
Information Technology	10%
Consumer Staples	9%
Materials	6%
Consumer Discretionary	6%
Health Care	3%
Other (includes short-term investment)	7%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000229072 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Value Fund
Class Name	Class I
Trading Symbol	VKSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class I / VKSFX	$104	0.92%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer discretionary and financials detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were Lennox International, Armstrong World Industries, CACI International, W. R. Berkley, and Zebra Technologies. The biggest detractors from performance during the period were Leslie’s, Gentex, John Bean Technologies, LPL Financial, and The Cheesecake Factory. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Lennox International	Positive	Lennox’s outperformance was due to improving fundamentals in its residential HVAC business, combined with sustained improvements in its commercial HVAC business.
Armstrong World Industries	Positive	The company’s shares performed strongly following its reports of better-than-expected operating results and an improved outlook for the year.
Leslie’s	Negative	The company experienced revenue and profit declines as a result of weak demand for pool-related products, as well as continued downward pricing pressures on pool chemicals.
Gentex	Negative	The electronics and technology company, which develops, designs and manufactures equipment for the global automotive industry, was negatively impacted by weaker light vehicle production growth, worse-than-expected original equipment manufacturer (OEM) demand, and profit margin compression from lower sales.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (August 3, 2021). It assumes a $100,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus KAR Small-Mid Cap Value Fund (Class I/VKSFX) at NAV(1)	25.07%	2.34%
FT Wilshire 5000 Index	35.17%	9.17%
Russell 2500™ Value Index	26.59%	5.49%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Aug. 03, 2021
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 6,550,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$6,550
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Asset Allocation(1)
Industrials	39%
Financials	20%
Information Technology	10%
Consumer Staples	9%
Materials	6%
Consumer Discretionary	6%
Health Care	3%
Other (includes short-term investment)	7%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000229069 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	VKSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class R6 / VKSGX	$92	0.82%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer discretionary and financials detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were Lennox International, Armstrong World Industries, CACI International, W. R. Berkley, and Zebra Technologies. The biggest detractors from performance during the period were Leslie’s, Gentex, John Bean Technologies, LPL Financial, and The Cheesecake Factory. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Lennox International	Positive	Lennox’s outperformance was due to improving fundamentals in its residential HVAC business, combined with sustained improvements in its commercial HVAC business.
Armstrong World Industries	Positive	The company’s shares performed strongly following its reports of better-than-expected operating results and an improved outlook for the year.
Leslie’s	Negative	The company experienced revenue and profit declines as a result of weak demand for pool-related products, as well as continued downward pricing pressures on pool chemicals.
Gentex	Negative	The electronics and technology company, which develops, designs and manufactures equipment for the global automotive industry, was negatively impacted by weaker light vehicle production growth, worse-than-expected original equipment manufacturer (OEM) demand, and profit margin compression from lower sales.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (August 3, 2021). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus KAR Small-Mid Cap Value Fund (Class R6/VKSGX) at NAV(1)	25.18%	2.42%
FT Wilshire 5000 Index	35.17%	9.17%
Russell 2500™ Value Index	26.59%	5.49%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Aug. 03, 2021
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 6,550,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$6,550
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Asset Allocation(1)
Industrials	39%
Financials	20%
Information Technology	10%
Consumer Staples	9%
Materials	6%
Consumer Discretionary	6%
Health Care	3%
Other (includes short-term investment)	7%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.